RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of impact of the restatement on financial statements

The following table reflects the Company’s balance sheet, statement of operations, and statement of cash flows as of and for the periods indicated below.

	As
	Previously		As
	Reported	Adjustments	Restated
Balance sheet as of July 30, 2020 (audited)
Warrant Liability	$—	$18,002,000	$18,002,000
Total Liabilities	8,627,236	18,002,000	26,629,236
Ordinary Shares Subject to Possible Redemption	218,346,480	(18,002,000)	200,344,480
Class A Ordinary Shares	117	180	297
Additional Paid-in Capital	5,004,732	667,079	5,671,811
Accumulated Deficit	(5,415)	(667,259)	(672,674)

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$15,502,000	$15,502,000
Total Liabilities	8,095,030	15,502,000	23,597,030
Ordinary Shares Subject to Possible Redemption	218,272,100	(15,502,000)	202,770,110
Class A Ordinary Shares	117	155	272
Additional Paid-in Capital	5,079,112	(1,832,896)	3,246,216
Accumulated Deficit	(79,802)	1,832,741	1,752,939

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$25,489,000	$25,489,000
Total Liabilities	8,909,811	25,489,000	34,398,811
Ordinary Shares Subject to Possible Redemption	217,317,800	(25,489,000)	191,828,800
Class A Ordinary Shares	127	255	382
Additional Paid-in Capital	6,033,402	8,154,004	14,187,406
Accumulated Deficit	(1,034,098)	(8,154,259)	(9,188,357)

Three months ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$2,500,000	$2,500,000
Offering costs allocated to warrant liability	—	667,259	667,259
Net loss	(75,068)	1,832,741	1,757,673
Basic and diluted net loss per share, Class B	(0.02)	0.32	0.30

For the Period from March 31, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$2,500,000	$2,500,000
Offering costs allocated to warrant liability	—	667,259	667,259
Net loss	(79,802)	1,832,741	1,752,939
Basic and diluted net loss per share, Class B	(0.02)	0.32	0.30

For the Period from March 31, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$7,487,000	$7,487,000
Offering costs allocated to warrant liability	—	667,259	667,259
Net loss	(1,034,098)	(8,154,259)	(9,188,357)
Basic and diluted net loss per share, Class B	(0.19)	(1.49)	(1.68)

	As
	Previously		As
	Reported	Adjustments	Restated

Cash Flow Statement for the Period from March 31, 2020 (inception) to September 30, 2020 (unaudited)
Net income (loss)	$(79,802)	$1,832,741	1,752,939
Change in fair value of warrant liability	—	(2,500,000)	(2,500,000)
Offering costs allocated to warrant liability		667,259	667,259
Initial classification of warrant liability	—	18,002,000	18,002,000
Initial classification of common stock subject to possible redemption	218,346,480	(18,002,000)	200,344,480
Change in value of common stock subject to possible redemption	(74,380)	2,425,620	2,351,240
Cash Flow Statement for the Period from March 31, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(1,034,098)	$(8,154,259)	$(9,188,357)
Change in fair value of warrant liability		7,487,000	7,487,000
Offering costs allocated to warrant liability		667,259	667,259
Initial classification of warrant liability		18,002,000	18,002,000
Initial classification of common stock subject to possible redemption	218,346,480	(18,002,000)	200,344,480
Change in value of common stock subject to possible redemption	(1,028,680)	(8,515,680)	(9,544,360)